Operating Segments	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Summary of Operating Segments

NOTE 20. OPERATING SEGMENTS

Basis for presentation

Our operating businesses are organized based on the nature of markets and customers. Segment accounting policies are the same as described in Note 1. Segment results include an allocation for a portion of corporate overhead costs, which include such items as employee compensation and benefits. Segment results reflect the discrete tax effect of transactions, but the intraperiod tax allocation is reflected outside of the segment unless otherwise noted in segment results.

Effects of transactions between related companies are made on an arms-length basis and are eliminated. As a wholly-owned subsidiary, GECC enters into various operating and financing arrangements with GE. These arrangements are made on an arms-length basis but are related party transactions and therefore require the following disclosures. At December 31, 2011 and 2010, financing receivables included $6,043 million and $6,175 million, respectively, of receivables from GE customers. At December 31, 2011 and 2010, other receivables included $5,016 million and $4,978 million, respectively, of receivables from GE. Property, plant and equipment included $1,100 million and $1,040 million, respectively, of property, plant and equipment leased to GE, net of accumulated depreciation. Borrowings included $3,044 million and $2,060 million, respectively, of amounts held by GE.

A description of our operating segments as of December 31, 2011, can be found below, and details of segment profit by operating segment can be found in the Summary of Operating Segments table in Management's Discussion and Analysis of Financial Condition and Results of Operations.

CLL has particular mid-market expertise, and primarily offers collateralized loans, leases and other financial services to customers, including manufacturers, distributors and end-users for a variety of equipment and major capital assets. These assets include industrial-related facilities and equipment; vehicles; corporate aircraft; and equipment used in many industries, including the construction, manufacturing, transportation, media, communications, entertainment and healthcare industries.

Consumer offers a full range of financial products including private-label credit cards; personal loans; bank cards; auto loans and leases; mortgages; debt consolidation; home equity loans; deposits and other savings products; and small and medium enterprise lending on a global basis.

Real Estate offers a comprehensive range of capital and investment solutions and finances, with both equity and loan structures, the acquisition, refinancing and renovation of office buildings, apartment buildings, retail facilities, hotels, parking facilities and industrial properties.

Energy Financial Services offers financial products to the global energy industry including structured equity, debt, leasing, partnership financing, product finance, and broad-based commercial finance.

GECAS provides financial products to airlines, aircraft operators, owners, lenders and investors, including leases, and secured loans on commercial passenger aircraft, freighters and regional jets; engine leasing and financing services; aircraft parts solutions; and airport equity and debt financing.

Revenues

	Total revenues			Intersegment revenues(a)			External revenues
(In millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009

CLL(b)	$18,178	$18,447	$20,762	$78	$40	$47	$18,100	$18,407	$20,715
Consumer(b)	16,767	17,180	16,752	9	16	13	16,758	17,164	16,739
Real Estate	3,712	3,744	4,009	17	14	12	3,695	3,730	3,997
Energy Financial
Services	1,223	1,957	2,117	0	0	1	1,223	1,957	2,116
GECAS(b)	5,262	5,127	4,594	0	0	0	5,262	5,127	4,594
GECC corporate items
and eliminations	3,926	3,401	3,542	(104)	(70)	(73)	4,030	3,471	3,615
Total	$49,068	$49,856	$51,776	$0	$0	$0	$49,068	$49,856	$51,776

  Sales from one component to another generally are priced at equivalent commercial selling prices.
  During the first quarter of 2010, we transferred the Transportation Financial Services business from GECAS to CLL and the Consumer business in Italy from Consumer to CLL. Prior-period amounts were reclassified to conform to the current period presentation.

Revenues from customers located in the United States were $25,891 million, $25,196 million and $26,121 million in 2011, 2010 and 2009, respectively. Revenues from customers located outside the United States were $23,177 million, $24,660 million and $25,655 million in 2011, 2010 and 2009, respectively.

	Depreciation and amortization			Provision (benefit) for income taxes
(In millions)	2011	2010	2009	2011	2010	2009

CLL	$4,533	$4,966	$5,996	$742	$280	$(536)
Consumer	268	280	359	1,345	867	(1,307)
Real Estate	707	801	919	(730)	(1,555)	(1,323)
Energy Financial Services	48	205	173	(115)	(44)	(177)
GECAS	2,045	2,080	1,700	96	(99)	(18)
GECC corporate items
and eliminations	82	73	64	(439)	(434)	(511)
Total	$7,683	$8,405	$9,211	$899	$(985)	$(3,872)

	Interest on loans(a)			Interest expense(b)
(In millions)	2011	2010	2009	2011	2010	2009

CLL	$5,628	$5,984	$5,839	$5,093	$5,638	$6,698
Consumer	11,965	12,008	9,764	4,011	4,418	5,019
Real Estate	1,822	2,119	2,099	2,407	2,578	2,919
Energy Financial Services	169	215	240	662	706	743
GECAS	364	346	374	1,504	1,441	1,392
GECC corporate items
and eliminations	108	138	160	189	(271)	69
Total	$20,056	$20,810	$18,476	$13,866	$14,510	$16,840

(a)       Represents one component of Revenues from services, see Note 12.

(b)       Represents total interest expense, see Statement of Earnings.

	Assets(a)(b)(c)			Property, plant and equipment additions
	At December 31,			For the years ended December 31,
(In millions)	2011	2010	2009	2011	2010	2009

CLL	$193,869	$202,650	$210,742	$6,741	$3,941	$2,984
Consumer	138,534	146,691	149,853	78	44	148
Real Estate	60,873	72,630	81,505	4	17	5
Energy Financial Services	18,357	19,549	22,616	1	82	191
GECAS	48,821	49,106	48,178	3,029	3,582	3,100
GECC corporate items
and eliminations	124,082	114,629	137,478	29	8	17
Total	$584,536	$605,255	$650,372	$9,882	$7,674	$6,445

  Assets of discontinued operations are included in GECC corporate items and eliminations for all periods presented.
  Total assets of the CLL, Consumer, Energy Financial Services and GECAS operating segments at December 31, 2011, include investment in and advances to associated companies of $8,708 million, $6,586 million, $7,394 million and $901 million, respectively. Investments in and advances to associated companies contributed approximately $403 million, $1,340 million, $473 million and $121 million, respectively, to segment pre-tax income of the CLL, Consumer, Energy Financial Services and GECAS operating segments, respectively, for the year ended December 31, 2011.
  Aggregate summarized financial information for significant associated companies assuming a 100% ownership interest included total assets at December 31, 2011 and 2010 of $104,554 million and $180,015 million, respectively. Assets were primarily financing receivables of $57,477 million and $97,447 million at December 31, 2011 and 2010, respectively. Total liabilities at December 31, 2011 and 2010 were $77,208 million and $143,957 million, respectively, comprised primarily of debt of $46,170 million and $53,696 million at December 31, 2011 and 2010, respectively, and bank deposits of $20,980 million and $75,661 million at December 31, 2011 and 2010, respectively. Revenues for 2011, 2010 and 2009 totaled $15,898 million, $18,618 million and $17,579 million, respectively, and net earnings for 2011, 2010 and 2009 totaled $2,178 million, $3,811 million and $3,429 million, respectively.

Property, plant and equipment – net associated with operations based in the United States were $11,005 million, $10,497 million and $12,611 million at year-end 2011, 2010 and 2009, respectively. Property, plant and equipment – net associated with operations based outside the United States were $40,414 million, $43,271 million and $43,861 million at year-end 2011, 2010 and 2009, respectively.